Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

	Servers and network equipment	Leasehold improvements	Construction in progress	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2024
Cost	335	168	341	96	940
Accumulated depreciation	(285)	(98)	-	(67)	(450)
Net book amount	50	70	341	29	490
Year ended December 31, 2024
Opening net book amount	50	70	341	29	490
Transfer from construction in progress	-	1	(1)	-	-
Additions	4	9	378	22	413
Disposals	(6)	(32)	-	(1)	(39)
Depreciation charge	(20)	(24)	-	(17)	(61)
Closing net book amount	28	24	718	33	803
At December 31, 2024
Cost	219	135	718	102	1,174
Accumulated depreciation	(191)	(111)	-	(69)	(371)
Net book amount	28	24	718	33	803
Year ended December 31, 2025
Opening net book amount	28	24	718	33	803
Transfer from construction in progress	-	4	(4)	-	-
Additions	3	23	387	43	456
Disposals	(2)	-	-	(7)	(9)
Depreciation charge	(11)	(21)	-	(17)	(49)
Closing net book amount	18	30	1,101	52	1,201
At December 31, 2025
Cost	81	124	1,101	139	1,445
Accumulated depreciation	(63)	(94)	-	(87)	(244)
Net book amount	18	30	1,101	52	1,201

Summary of depreciation charged to consolidated income statements

During the years ended December 31, 2023, 2024 and 2025, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2023	2024	2025
	RMB’million	RMB’million	RMB’million
Cost of revenues	37	20	10
General and administrative expenses	45	41	39
	82	61	49